Cover	Jan. 28, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 28, 2025
Entity File Number	811-22499
Entity Registrant Name	NXG NextGen Infrastructure Income Fund
Entity Central Index Key	0001506488
Entity Tax Identification Number	46-0742000
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Energy Square
Entity Address, Address Line Two	4925 Greenville Ave.
Entity Address, Address Line Three	Suite 1310,
Entity Address, City or Town	Dallas,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	692-6334
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	NXG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false